Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	R$ 142,369,540	R$ 133,498,913	R$ 126,048,701
Brazil [member]
Disclosure of operating segments [line items]
Revenue	139,822,732	132,311,614	124,400,378
Europe [member]
Disclosure of operating segments [line items]
Revenue	267,352	50,717	202,665
United States of America and Canada [member]
Disclosure of operating segments [line items]
Revenue	729,467	681,136	1,084,594
Other Latin American countries [member]
Disclosure of operating segments [line items]
Revenue	527,285	202,949	204,306
Oceania [member]
Disclosure of operating segments [line items]
Revenue	768,434	0
Others [member]
Disclosure of operating segments [line items]
Revenue	R$ 254,270	R$ 252,497	R$ 156,758